CONDENDSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock, Shares Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	480,000,000	480,000,000	480,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Shares Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	2,500,000,000	2,500,000,000	2,500,000,000
Common Stock, Shares Issued	200,183	200,183	200,183
Common Stock, Shares Outstanding	200,183	200,183	200,183
Class A Preferred Stock [Member]
Preferred Stock, Shares Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	9,003,774	3,774	3,774
Preferred Stock, Shares Outstanding	9,003,774	3,774	3,774
Class B Preferred Stock [Member]
Preferred Stock, Shares Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	3,500,000	3,500,000	3,500,000
Preferred Stock, Shares Outstanding	3,500,000	3,500,000	3,500,000